Significant Accounting Policies (Details 1) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Subsequent Measurement	FVTPL
Advance receivable
IfrsStatementLineItems [Line Items]
Classification	Loans and receivables
Subsequent Measurement	Amortized cost
Accrued management fees per month
IfrsStatementLineItems [Line Items]
Classification	Loans and receivables
Subsequent Measurement	Amortized cost
President [Member]
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost
Warrants issued
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost
Net cash provided by discontinued operations
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost
Due To Employee Director [Member]
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost
Number of warrants issued to unitholders and warrant holders
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost
Derivative Liabilities
IfrsStatementLineItems [Line Items]
Classification	Other financial liabilities
Subsequent Measurement	Amortized cost